Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,441,000
Previously Paid Amount	0.00
Total Fee Amount	1,994.30
Total Offset Amount	0.00
Net Fee	1,994.30
Narrative - Max Aggregate Offering Price	$ 14,441,000
Final Prospectus	true